Shareholder Report, Average Annual Return (Details)		12 Months Ended	60 Months Ended	120 Months Ended
		Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
Class IA
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class IA
Average Annual Return, Percent		15.23%	9.82%	9.11%
Class IB
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class IB
Average Annual Return, Percent		14.88%	9.54%	8.84%
Russell 3000 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 3000 Index
Average Annual Return, Percent		23.81%	13.86%	12.55%
Russell 3000 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 3000 Index
Average Annual Return, Percent		23.81%	13.86%	12.55%
Putnam VT Sustainable Future Linked Benchmark [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Putnam VT Sustainable Future Linked Benchmark
Average Annual Return, Percent	[1]	22.10%	11.47%	10.68%
Russell Midcap Growth Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell Midcap Growth Index
Average Annual Return, Percent		22.10%	11.47%	11.54%
Putnam VT Sustainable Future Linked Benchmark [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Putnam VT Sustainable Future Linked Benchmark
Average Annual Return, Percent	[2]	22.10%	11.47%	10.68%
Russell Midcap Growth Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell Midcap Growth Index
Average Annual Return, Percent		22.10%	11.47%	11.54%

[1]
†	The Putnam VT Sustainable Future Linked Benchmark represents the performance of the Russell 3000 Value Index through April 29, 2018, and the performance of the Russell Midcap Growth Index thereafter.

[2]
†	The Putnam VT Sustainable Future Linked Benchmark represents the performance of the Russell 3000 Value Index through April 29, 2018, and the performance of the Russell Midcap Growth Index thereafter.